Taxation - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Taxation
Balance at beginning of the year	¥ (225,250)	¥ (151,125)
Current period addition	(80,724)	(74,125)
Balance at end of the year	¥ (305,974)	¥ (225,250)